Concentrations of Risk (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Concentrations of Risk [Line Items]
Revenue	RM 47,867,433	$ 11,362,650	RM 19,655,442
Cost of sale	RM 38,335,906	$ 9,100,080	RM 16,167,137
Two Vendors [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	6700.00%	6700.00%	6700.00%	6700.00%
Cost of sale		$ 38,335,906		$ 16,167,137
Three Customers [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	5600.00%	5600.00%	5300.00%	5300.00%
Revenue		$ 47,867,433		$ 19,655,442